Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of revenues by geographic region
	Year ended December 31,
	2020	2019	2018

North America	$20,323	$14,500	$22,164
Asia*	15,190	14,146	7,158
Latin America	223	2,653	3,579
EMEA (including Israel)	1,826	1,711	1,149

	$37,562	$33,010	$34,050

Schedule of major customer percentage of revenue
	Year ended December 31,
	2020	2019	2018

A	53	41	48
B	11	20	18
C	29	22	-
D	-	-	15

	93%	83%	81%

Schedule of long-lived assets
	Year ended December 31,
	2020	2019

Israel	$2,633	$5,735
United States	1,049	1,129
Other	574	647

Total long-lived assets (1)	$4,256	$7,511

Schedule of financial income, net
	Years ended December 31,
	2020	2019	2018

Financial Income:
Interest income	$1,133	$1,775	$1,455
Foreign currency exchange gain	878	338	784

	2,011	2,113	2,239

Financial expenses:
Bank charges	(15)	(16)	(15)
Foreign currency exchange loss	(1,186)	(925)	(1,088)

	(1,201)	(941)	(1,103)

	$810	$1,172	$1,136

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2020	2019	2018
Numerator:

Numerator for basic net loss per Ordinary Share	$(3,992)	$(6,832)	$(2,415)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(3,992)	$(6,832)	$(2,415)

Denominator:

Denominator for dilutive net loss per Ordinary Share - weighted average number of Ordinary Shares	13,927,788	13,779,885	13,630,793

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,927,788	13,779,885	13,630,793